Revenue - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) contract	Dec. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of forms of contracts | contract	2
Contract with customer, liability, advance payments	$ 29.1	$ 37.1
Contract with customer, liability, revenue recognized	$ 37.1	$ 43.6
Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Charter term extension option	1 year
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Charter term extension option	10 years